10. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	2018	2017

HKPT	16.5%	16.5%

Provision for income taxes	16.5%	16.5%